Supplementary Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Supplementary Financial Data

RYERSON HOLDING CORPORATION AND SUBSIDIARY COMPANIES

SUPPLEMENTARY FINANCIAL DATA (UNAUDITED)

SUMMARY BY QUARTER

(In millions)

	Net Sales	Gross Profit	Income (Loss) Before Income Taxes	Net Income (Loss)	Net Income (Loss) Attributable to Ryerson Holding Corporation	Basic and Diluted Earnings (Loss) per Share
2012
First Quarter	$1,121.6	$190.8	$27.5	$24.9	$25.0	$1.18
Second Quarter (1)	1,090.6	184.0	19.8	15.4	15.6	0.73
Third Quarter	962.2	180.5	18.6	16.0	16.4	0.77
Fourth Quarter (2)	850.3	154.3	(25.6)	(10.5)	(9.9)	(0.46)

Year	$4,024.7	$709.6	$40.3	$45.8	$47.1	$2.22

2013
First Quarter (3)	$891.1	$155.8	$6.1	$5.2	$5.6	$0.26
Second Quarter (4)	906.9	158.5	2.4	0.2	0.5	0.02
Third Quarter (5)	859.8	155.1	5.6	2.8	3.0	0.14
Fourth Quarter (6)	802.5	147.2	(0.2)	118.0	118.2	5.56

Year	$3,460.3	$616.6	$13.9	$126.2	$127.3	$5.99

(1)	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(2)	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $32.8 million loss on the redemption of the Ryerson Notes and Ryerson Holding Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter of 2012 also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
(3)	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(4)	Included in the second quarter 2013 results is an impairment charge of $6.8 million to reduce the carrying value of goodwill at a reporting unit to its implied fair value. The second quarter also includes a $2.1 million restructuring charge related to the closure of a facility.
(5)	Included in the third quarter 2013 results is an impairment charge of $1.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
(6)	Included in the fourth quarter 2013 results is an impairment charge of $1.2 million related to certain assets held for sale to recognize the assets at their appraised fair value less cost to sell and an income tax benefit of $118.2 million primarily related to a reduction in valuation allowance previously recorded against U.S. deferred tax assets.